Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel segment	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2025 terminal	Dec. 31, 2025 lease
Segment Reporting Information [Line Items]
Number of vessels	16	15			2
Number of terminals | terminal				1
Asset Impairment Charges			$ 7,500
Voyage revenues	$ 636,958	$ 710,744	$ 726,791
Number of Reportable Segments | segment	2
Sales Revenue, Net | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	10.00%
Sales Revenue, Net | Ras Laffan Liquefied Natural Gas Company Ltd. | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	12.00%	11.00%	10.00%
Voyage revenues	$ 75,100	$ 75,000	$ 74,200
Sales Revenue, Net | INEOS Europe AG | Customer Concentration Risk
Segment Reporting Information [Line Items]
Percentage of voyage revenues from major customers (less than)	18.00%	16.00%	16.00%
Voyage revenues	$ 114,100	$ 115,400	$ 114,100
LNG segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	51
Number of terminals | terminal				1
Voyage revenues	$ 522,468	566,614	563,514
LNG segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels | vessel	24
Natural Gas Liquid Segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	42
Voyage revenues	$ 114,490	$ 144,130	$ 163,277
Natural Gas Liquid Segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels | vessel	32